LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 85.3%
	U.S. TREASURY BILLS — 85.3%
30,000,000	United States Treasury Bill(a) (c)	4.2800	03/30/23	$ 29,894,936
31,000,000	United States Treasury Bill(a) (c)	4.6600	04/27/23	30,772,069
30,000,000	United States Treasury Bill(a) (c)	4.7000	05/25/23	29,671,466
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $90,334,477)			90,338,471

	TOTAL INVESTMENTS - 85.3% (Cost $90,334,477)			$ 90,338,471
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.7%(b)			15,611,440
	NET ASSETS - 100.0%			$ 105,949,911

(a)	Zero coupon bond.
(b)	Includes unrealized appreciation on swap contract.
(c)	All or a portion of this investment is held as collateral for swaps.

SWAP CONTRACTS *
Notional Value at February 28, 2023	Description	Payment Frequency	Counterparty	Fixed Rate Received	Variable Rate Paid	Maturity Date	Value/Unrealized Appreciation (Depreciation)
$ 83,108,595	Longboard USD Total Return Swap A	Monthly	Scotiabank	Total Return of the Underlying Basket	OBFR + 50 bps on Longs Notional; OBFR - (35-85bps) for General Collateral Shorts Notional	3/22/2024	$ 1,691,450

15,597,873	Longboard USD Total Return Swap B	Monthly	Scotiabank	Total Return of the Underlying Basket	OBFR + 50 bps on Longs Notional; OBFR - (35-85bps) for General Collateral Shorts Notional	3/24/2023	1,350,543
						Total Net Unrealized Appreciation on Total Return Swap Contracts	$ 3,041,993

 * No upfront payments or receipts

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2023

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure*

The following table represents the top 50 individual positions and related values within the total return basket swap as of February 28, 2023.

* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Advertising & Marketing
Omnicom Group	3,203	$ 290,096	$ 11,011

Banking
Heritage Financial Corporation	9,324	259,860	(26,779)
Northwest Bancshares	22,236	307,302	(19,691)
Park National Corporation	2,007	256,434	(43)
S&T Bancorp, Inc.	8,164	304,191	4,499
Trico Bancshares	5,974	301,747	(624)
Wesbanco, Inc.	7,889	285,187	(16,628)
			(59,266)
Beverages
Monster Beverage Corporation	2,617	266,306	3,031
Pepsi Company	1,533	266,021	2,854
			5,885
Biotech & Pharma
Gilead Sciences, Inc.	3,595	289,505	11,075
Johnson & Johnson	1,760	269,738	(37,325)
Merck & Company, Inc.	2,378	252,639	38,258
			12,008
Chemicals
Linde PLC	752	261,974	1,396
Rpm International, Inc.	2,986	264,649	(35,276)
			(33,880)
Commercial Support Services
Clean Harbors, Inc.	1,983	261,895	22,478
Ennis, Inc.	12,732	276,921	8,988
			31,466
Containers & Packaging
Silgan Holdings	6,113	326,434	54,649

Electrical Equipment
Hubbell, Inc.	1,082	272,166	40,152
Nvent Electric PLC	6,366	291,817	76,665
			116,817
Engineering & Construction
Comfort Systems USA, Inc.	1,920	279,245	73,308
Emcor Group, Inc.	1,781	297,819	52,569
Willscot Mobile Mini Holdings	4,926	253,196	40,352
			166,229

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2023

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *

* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock (Continued)
Food
Campbell Soup Company	7,405	$ 388,911	$ 7,753
Conagra Brands, Inc.	6,991	254,542	(5,044)
General Mills, Inc.	4,028	320,266	20,193
Ingredion	2,963	294,522	1,524
J.M. Smucker Company	2,312	341,922	19,976
Mondelez	4,362	284,315	(12,589)
The Hershey	1,107	263,820	4,562
			36,375
Forestry, Paper & Wood Products
Resolute Forest Products	17,882	391,973	10,646

Insurance
American International Group	4,198	256,540	(11,102)
Globe Life, Inc.	2,958	359,959	26,262
Old Republic International Corporation	11,198	295,291	37,622
RLI Corporation	2,336	322,158	57,743
			110,525
Leisure Facilities & Services
Mcdonalds Corporation	1,307	344,930	(5,003)

Machinery
Federal Signal Corporation	5,062	267,122	22,161
Snap-On	1,153	286,728	948
			23,109
Publishing & Broadcasting
World Wrestling Entertain - Class A	3,423	287,532	30,699

Real Estate Investment Trusts
Four Corners Property Trust, Inc.	9,422	255,807	(15,470)
Getty Realty Corporation	8,034	275,807	19,340
Vici Properties, Inc.	7,734	259,321	39,821
			43,691
Retail - Discretionary
Genuine Parts Company	1,731	306,145	74,859
O Reilly Automotive, Inc.	392	325,399	26,565
			101,424

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2023

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *

* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock (Continued)
Specialty Finance
Nelnet, Inc. - Class A	3,047	$ 286,022	$ (16,721)

Steel
Reliance Steel & Aluminum	1,034	256,267	63,629

Technology Hardware
Sanmina	4,243	256,532	44,308

Technology Services
Insight Enterprises, Inc.	2,377	318,328	54,264
Parsons Corporation	5,573	250,952	(16,158)
Science Applications International Corporation	2,531	269,906	8,854
			46,960
Transportation & Logistics
Allison Transmission	5,845	277,638	13,596

(a) Notional value represents the market value (including any fees or commissions) of the positions.

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2023

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *

The following table represents the top 50 individual positions and related values within the total return basket swap as of February 28, 2023.

*This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Aerospace & Defense
Lockheed Martin Corporation	411	$ 194,921	$ 15,707

Banking
Cambridge Bancorp	2,866	227,933	(23,669)
Enterprise Financial Service	2,312	125,912	5,072
First Financial Corporation	3,177	139,629	(6,036)
FNB Corporation	9,574	136,621	12,719
Great Southern Bancorp, Inc.	2,105	122,490	(3,548)
Hanmi Financial	9,475	223,800	(8,016)
Mid Penn Bancorp, Inc.	3,702	113,281	(363)
Old Second Bancorp, Inc.	7,900	130,982	13,496
South Plains Financial, Inc.	5,778	151,904	(5,410)
Towne Bank	3,632	110,159	(5,554)
			(21,309)
Beverages
Coca-Cola Company	1,859	110,629	4,047
Keurig Dr Pepper, Inc.	3,221	111,286	(11,110)
			(7,063)
Biotech & Pharma
Eli Lilly	392	121,998	12,635

Chemicals
Cabot Corporation	1,650	131,225	17,662

Commercial Support Services
Waste Management, Inc.	2,016	301,916	(23,125)

Containers & Packaging
UFP Technologies, Inc.	987	116,190	47,429

Food
Cal-Maine Foods, Inc.	2,989	169,775	34,215
Flowers Foods, Inc.	5,053	140,878	7,696
Hormel Foods Corporation	3,458	153,466	(20,909)
			21,002
Health Care Facilities & Services
Mckesson Corporation	331	115,787	24,586

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2023

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *

* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock (Continued)
Industrial Support Services
Applied Industrial Tech, Inc.	840	$ 120,002	$ 34,931

Insurance
Allstate Corporation	1,081	139,211	(9,236)
Arch Capital Group LTD	3,027	211,890	61,520
Everest Reinsurance Group LTD	386	148,212	39,574
Hartford Financial	2,592	202,902	22,658
Progressive	1,580	226,762	48,770
Radian Group, Inc.	5,168	110,337	(17,031)
			146,255
Machinery
Albany Intl Corporation	1,555	156,931	19,289
Curtiss Wright	980	171,294	22,890
Lincoln Electric	872	146,435	30,257
			72,436
Oil & Gas Producers
Chevron Corporation	958	154,018	48,672
Conocophillips	1,109	114,615	39,478
Exxon Mobil Corporation	1,644	180,692	66,170
Valero Energy Corporation	1,100	144,903	47,921
			202,241
Publishing & Broadcasting
Liberty Media Corporation	2,045	124,254	25,358

Real Estate Investment Trusts
CTO Realty Growth, Inc.	6,351	111,651	(4,710)
Gaming And Leisure Properties	4,472	240,951	42,274
			37,564
Software
Box, Inc.	3,354	111,856	15,943
Palo Alto Networks, Inc.	948	178,575	18,020
			33,963
Specialty Finance
International Money Express	4,995	127,622	39,124

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2023

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *

* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock (Continued)
Steel
ATI, Inc.	3,035	$ 123,373	$ 36,664

Technology Services
Amdocs Ltd.	2,103	192,656	20,091
CACI International	455	133,315	(1,815)
CSG Systems International, Inc.	2,297	129,091	(3,545)
Exlservice Holdings, Inc.	753	123,876	16,386
			31,117
Tobacco & Cannabis
Vector Group LTD	17,178	227,952	17,545

Transportation & Logistics
Dorian LPG LTD	6,912	151,718	89,966
Marten Transport	5,704	125,887	23,759
			113,725
Transportation Equipment
Wabtec Corporation	1,189	124,048	10,871

(a) Notional value represents the market value (including any fees or commissions) of the positions.